Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues
Time charter revenues	$ 85,960,000	$ 22,656,000	$ 27,677,000
Voyage charter revenues	102,972,000	53,706,000	9,869,000
Other operating income	1,306,000	20,353,000	0
Total operating revenues	190,238,000	96,715,000	37,546,000
Loss on sale of assets and amortization of deferred gains	(10,788,000)	0	0
Operating expenses
Voyage expenses and commission	78,099,000	33,955,000	6,809,000
Ship operating expenses	83,022,000	18,676,000	7,897,000
Charter hire expenses	30,719,000	0	0
Administrative expenses	12,469,000	5,037,000	4,937,000
Provision for uncollectible receivables	4,729,000.000	0	0
Provision for uncollectible receivables	152,597,000	0	0
Depreciation	52,728,000	19,561,000	11,079,000
Total operating expenses	414,363,000	77,229,000	30,722,000
Net operating income (loss)	(234,913,000)	19,486,000	6,824,000
Other income (expenses)
Interest income	849,000	29,000	41,000
Interest expense	(28,270,000)	(2,525,000)	(2,827,000)
Equity Method Investment, Income (Loss) & Other than Temporary Impairment	(5,033,000)	0	0
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	23,323,000	0	0
Loss on derivatives	(6,939,000)	0	0
Bargain purchase gain arising on consolidation	78,876,000	0	0
Other financial items	(1,897,000)	(737,000)	(508,000)
Net other income (expenses)	14,263,000	(3,233,000)	(3,294,000)
Net (loss) income before income taxes	(220,650,000)	16,253,000	3,530,000
Income tax expense	(189,000)	0	0
Net (loss) income from continuing operations	(220,839,000)	16,253,000	3,530,000
Net loss from discontinued operations	0	(258,000)	(7,433,000)
Net (loss) income from continuing operations	$ (220,839,000)	$ 15,995,000	$ (3,903,000)
Per share information:
(Loss) earnings per share from continuing operations: basic and diluted (in dollars per share)	$ (1.46)	$ 0.31	$ 0.14
Loss per share from discontinued operations: basic and diluted (in dollars per share)	0.00	0.00	(0.29)
(Loss) earnings per share: basic and diluted (in dollars per share)	(1.46)	0.30	(0.15)
Cash distributions per share declared (in dollars per share)	$ 0	$ 0.63	$ 0.7